CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Q2) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net income (loss)		$ (50,445)	$ 124,945		$ (79,686)	$ (40,145)		$ (185,347)	$ (1,621)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest earned on held-to-maturity securities held in Trust Account					(1,193,551)	(402,131)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets					(97,134)	(56,239)		(13,560)	0
Accrued expenses					267,267	22,503		477,652	999
Income taxes payable					(256,369)	109,457		436,721	0
Net cash provided by (used in) operating activities					(1,359,473)	(366,555)		(667,720)	(622)
Cash Flows from Investing Activities:
Investment of cash in Trust Account					0	(175,000,000)
Cash deposited into Trust Account					(25,592)	0
Cash withdrawn from Trust Account					684,143	0		500,000	0
Net cash used in investing activities					658,551	(175,000,000)		(174,500,000)	0
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid					0	171,940,000
Proceeds from sale of Placement Units					0	4,200,000		4,200,000	0
Proceed from issuance of common stock to Initial Stockholders					0	3,311		3,311	0
Advances from related party					275,000	0
Proceeds from promissory note - related party					115,000	0		0	231,546
Repayment of promissory note - related party					0	(231,846)		(231,846)	0
Payment of offering costs					0	(463,778)		(463,778)	(173,310)
Net cash provided by (used in) financing activities					390,000	175,447,687		175,447,687	83,236
Net Change in Cash					(310,922)	81,132
Cash - Beginning of period	$ 82,614				362,581	82,614		82,614
Cash - Ending of period		51,659	163,746	$ 163,746	51,659	163,746	$ 362,581	362,581	82,614
Net increase (decrease) in cash and restricted cash								279,967	82,614
Non-Cash investing and financing activities:
Deferred underwriting fees charged to additional paid in capital					0	9,190,000		9,190,000	0
Deferred legal fees charged to additional paid in capital					0	25,000		25,000	0
Initial classification of common stock subject to possible redemption					0	161,314,270		161,314,270	0
Change in value of common stock subject to possible redemption					(79,680)	(42,010)
Intermex Holdings, Inc. and Subsidiaries [Member]
Cash Flows from Operating Activities:
Net income (loss)		1,844,355	1,273,483	(6,487,784)	1,304,583		(10,173,453)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization		3,818,126	4,526,650	7,503,944	7,607,374		16,644,821
Share-based compensation				1,247,215	712,597		1,845,943
Provision for bad debts				571,347	384,766		1,401,446
Debt origination cost amortization				17,142	463,925		335,221
Deferred taxes				1,144,902	(1,030,534)		369,947
Loss on disposals of property and equipment				46,214	104,146		127,850
Total adjustments				10,530,764	8,242,274		20,725,228
Changes in operating assets and liabilities:
Accounts receivable				(3,891,443)	(4,820,933)		(29,172,953)
Prepaid wires				(12,725,342)	(6,661,522)		(4,143,741)
Prepaid expenses and other current assets				(337,483)	(19,292)		(1,011,440)
Wire transfer and money order payables				3,912,942	1,787,276		27,637,839
Accounts payable and accrued other				(2,068,748)	7,098,488		3,555,223
Net cash provided by (used in) operating activities				(11,067,094)	6,930,874		7,416,703
Cash Flows from Investing Activities:
Purchases of property and equipment				(1,807,964)	(2,238,143)		(4,351,506)
Net cash used in acquisition				(923,654)	0		(923,654)
Net cash used in investing activities				(2,731,618)	(2,238,143)		(5,275,160)
Cash Flows from Financing Activities:
Borrowings under term loan				5,000,000	0		102,000,000
Borrowings/(repayments) under revolving loan, net				2,000,000	0		12,000,000
Repayment of term loan				(2,825,017)	(2,425,000)		(76,212,500)
Debt origination costs				(199,554)	0		(4,682,830)
Net cash provided by (used in) financing activities				3,975,429	(2,425,000)		12,926,670
Cash - Beginning of period					59,155,618
Cash - Ending of period		61,335,968			61,335,968		59,155,618	59,155,618
Effect of exchange rate changes on cash				440,805	(87,381)		98,820
Net increase (decrease) in cash and restricted cash				(9,382,478)	2,180,350		15,167,033
Cash and restricted cash, beginning of the period				44,628,247	59,795,280		44,628,247
Cash and restricted cash, end of the period	44,628,247	$ 61,975,630	$ 35,245,769	35,245,769	$ 61,975,630	35,245,769	59,795,280	59,795,280
Predecessor Company [Member] | Intermex Holdings, Inc. and Subsidiaries [Member]
Cash Flows from Operating Activities:
Net income (loss)	(3,318,421)								9,400,026	$ 5,757,824
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	381,746								2,530,334	2,453,454
Share-based compensation	2,916,324								62,563	62,839
Provision for bad debts	83,695								909,275	720,416
Debt origination cost amortization	39,298								2,670,976	741,450
Deferred taxes	(2,214,351)								3,718,943	3,971,485
Loss on disposals of property and equipment	13,472								172,934	87,038
Total adjustments	1,220,184								10,065,025	8,036,682
Changes in operating assets and liabilities:
Accounts receivable	3,612,332								(15,865,867)	(5,316,628)
Prepaid wires	7,848,641								777,111	(9,652,582)
Prepaid expenses and other current assets	70,927								(302,025)	(44,622)
Wire transfer and money order payables	(1,884,922)								13,759,090	1,718,158
Accounts payable and accrued other	1,103,326								4,562,418	3,966,613
Net cash provided by (used in) operating activities	8,652,067								22,395,778	4,465,445
Cash Flows from Investing Activities:
Purchases of property and equipment	(249,382)								(3,012,110)	(2,064,577)
Net cash used in acquisition	0								0	0
Net cash used in investing activities	(249,382)								(3,012,110)	(2,064,577)
Cash Flows from Financing Activities:
Borrowings under term loan	0								40,331,834	35,000,000
Borrowings/(repayments) under revolving loan, net	(2,000,000)								(2,000,000)	3,000,000
Repayment of term loan	0								(1,287,004)	(9,444,830)
Debt origination costs	0								(2,315,992)	(2,789,288)
Net cash provided by (used in) financing activities	(2,000,000)								(558,157)	(3,018,807)
Cash - Beginning of period	37,601,096					37,601,096		37,601,096
Cash - Ending of period									37,601,096
Effect of exchange rate changes on cash	(15,196)								(149,884)	(64,403)
Net increase (decrease) in cash and restricted cash	6,387,489								18,675,627	$ (682,342)
Cash and restricted cash, beginning of the period	38,240,758			$ 44,628,247		$ 38,240,758	$ 44,628,247	$ 38,240,758
Cash and restricted cash, end of the period	$ 44,628,247								$ 38,240,758